Subsequent Events	12 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent events

Note 11 – Subsequent events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, the Company did not identify any subsequent event that would have required adjustment or disclosure in the consolidated financial statements.